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February 24, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Charles Schwab Family of Funds Post-Effective Amendment No. 114 to Registration Statement on Form N-1A (File Nos. 033-31894 and 811-05954)

Ladies and Gentlemen:

Our client, the Charles Schwab Family of Funds (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 114 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 115 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”). This filing is being made for the purpose of registering Ultra Shares of each of the Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund, and Schwab New York Municipal Money Fund (collectively, the “Funds”), each a series of the Trust.

As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this PEA No. 114 receive selective review from the Securities and Exchange Commission and its staff of the changes to the Trust’s Registration Statement disclosure contained herein because the additional disclosures set forth in this PEA No. 114 are “not substantially different” from the Funds’ disclosures that the Trust previously filed in PEA No. 99 to the Trust’s Registration Statement on Form N-1A that were reviewed by the staff in early 2016 among other filings made by funds in the Schwab Fund complex.

The Trust undertakes to make an additional filing of the Registration Statement in order to respond to any comments you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the Registration Statement and file the appropriate exhibits.

No fee is required in connection with this filing. Please contact me at (202) 261-3304 with any questions or comments.

February 24, 2020 Page 2

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen